CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 4,090	$ 3,798	$ 3,223
Adjustments to reconcile to net cash provided by operating activities
Depreciation and amortization	1,006	921	926
Deferred income taxes	45	(154)	(182)
Pension and other postretirement benefits expense	43	24	15
Contributions to pension plans	(124)	(110)	(113)
Contributions to other postretirement benefits plans	(16)	(18)	(20)
Changes in working capital
Accounts receivable - net	(420)	(215)	(341)
Inventory	(256)	(566)	(282)
Unbilled receivables	(357)	(52)	(54)
Accounts payable	332	399	256
Accrued compensation	(50)	21	197
Accrued income and other taxes	(116)	142	61
Deferred revenue liabilities	202	2	119
Other current assets	(198)	(27)	(58)
Other current liabilities	145	77	(47)
Other - net	146	85	(76)
Net cash provided by operating activities	4,472	4,327	3,624
Investing activities
Capital expenditures for property, plant and equipment	(919)	(808)	(757)
Cash paid for acquisition of businesses, net of cash acquired	(1,490)	(50)	0
Proceeds from sales of property, plant and equipment	80	85	76
Investments in associate companies	(16)	(70)	(68)
Return of investment from associate companies	0	33	9
Sales (purchases) of short-term investments - net	1,339	575	(1,861)
Proceeds from (payments for) settlement of currency exchange contracts not designated as hedges - net	3	(3)	92
Other - net	(98)	(32)	(65)
Net cash used in investing activities	(1,101)	(271)	(2,575)
Financing activities
Proceeds from borrowings	1,058	1,084	818
Payments on borrowings	(717)	(1,015)	(19)
Short-term debt, net	1	(8)	(311)
Cash dividends paid	(1,626)	(1,500)	(1,379)
Exercise of employee stock options	39	69	78
Repurchase of shares	(1,862)	(2,492)	0
Employee taxes paid from shares withheld	(52)	(70)	(49)
Other - net	(14)	(4)	(9)
Net cash used in financing activities	(3,173)	(3,936)	(871)
Effect of currency on cash	(131)	(52)	16
Total increase in cash	67	67	194
Cash at the beginning of the period	555	488	294
Cash at the end of the period	$ 622	$ 555	$ 488